Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Portfolios of Financial Instruments
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.2020	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	175,423,476	—
Argentine Central Bank’s Bills and Notes	128,324,920	—	—
Government Securities	24,282,643	—	—
Corporate Securities	2,811,997	—	—
Derivative Financial Instruments	2,165,032	—	—
Repurchase Transactions	—	60,995,643	—
Other Financial Assets	2,791,983	7,301,643	—
Loans and Other Financing	—	526,434,119	—
Other Debt Securities	—	18,885,279	4,185,098
Financial Assets Pledged as Collateral	2,035,559	16,681,884	—
Investments in Equity Instruments	5,711,684	—	—
Liabilities
Deposits	—	676,395,735	—
Derivative Financial Instruments	57,450	—	—
Other Financial Liabilities	—	97,471,465	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	13,833,439	—
Debt Securities	—	17,073,898	—
Subordinated Debt Securities	—	21,653,546	—

Portfolio of Instruments as of 12.31.2019	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	177,866,400	—
Argentine Central Bank’s Bills and Notes	79,153,628	—	—
Government Securities	9,121,674	—	—
Corporate Securities	1,156,076	—	—
Derivative Financial Instruments	3,170,815	—	—
Repurchase Transactions	—	40,944,933	—
Other Financial Assets	6,840,391	8,019,809	—
Loans and Other Financing	—	488,144,152	—
Other Debt Securities	—	4,224,883	21,668,553
Financial Assets Pledged as Collateral	2,362,981	13,362,055	—
Investments in Equity Instruments	6,200,459	—	—
Liabilities
Deposits	—	536,033,696	—
Liabilities at fair value through profit or loss	1,936,133	—	—
Derivative Financial Instruments	1,199,533	—	—
Other Financial Liabilities	—	97,153,624	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	30,936,161	—
Debt Securities	—	39,808,666	—
Subordinated Debt Securities	—	21,100,718	—